RELATED PARTY TRANSACTIONS - Schedule of Related Party Transactions (Details)	12 Months Ended
	Dec. 31, 2023 $ / shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)
Related Party Transaction [Line Items]
Stock option grants | shares		62,500		450,000
Stock option grant price range | $ / shares		$ 0.92		$ 0.81
Officers and directors [Member]
Related Party Transaction [Line Items]
Consulting fees paid or accrued to officers or their companies | $		$ 1,035,063		$ 909,314	$ 1,124,304
Directors' fees | $		$ 2,223		$ 2,308	$ 2,398
Stock option grants | shares		23,750		120,563
Stock option grant price range | $ / shares	$ 0.92		$ 0.81